Investments (Valuation Allowance Rollforward by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	$ 36	$ 25	$ 35
Provision (release)	4	11	(10)
Ending Balance	40	36	25
Commercial
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	28	21	31
Provision (release)	4	7	(10)
Ending Balance	32	28	21
Agricultural
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	5	4	4
Provision (release)	0	1	0
Ending Balance	5	5	4
Residential
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	3	0	0
Provision (release)	0	3	0
Ending Balance	$ 3	$ 3	$ 0